UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Large-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Growth Portfolio

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	49,300	$3,666,441
United Technologies Corp.	39,800	3,301,012

		$6,967,453

Air Freight & Logistics — 2.3%
Expeditors International of Washington, Inc.	46,600	$2,167,366
FedEx Corp.	22,900	2,105,884

		$4,273,250

Automobiles — 1.1%
Ford Motor Co.	164,600	$2,055,854

		$2,055,854

Beverages — 2.9%
Coca-Cola Co. (The)	48,300	$3,574,683
PepsiCo, Inc.	26,650	1,768,227

		$5,342,910

Biotechnology — 2.7%
Celgene Corp.(1)	38,528	$2,986,691
Gilead Sciences, Inc.(1)	40,100	1,958,885

		$4,945,576

Chemicals — 3.0%
Ecolab, Inc.	46,100	$2,845,292
Monsanto Co.	35,200	2,807,552

		$5,652,844

Commercial Banks — 2.1%
Fifth Third Bancorp	92,500	$1,299,625
Wells Fargo & Co.	75,800	2,587,812

		$3,887,437

Communications Equipment — 4.8%
Juniper Networks, Inc.(1)	70,400	$1,610,752
QUALCOMM, Inc.	106,600	7,250,932

		$8,861,684

Computers & Peripherals — 10.2%
Apple, Inc.(1)	21,100	$12,648,817
Dell, Inc.(1)	118,900	1,973,740
EMC Corp.(1)	144,900	4,329,612

		$18,952,169

Security	Shares	Value
Construction & Engineering — 1.2%
Fluor Corp.	35,800	$2,149,432

		$2,149,432

Consumer Finance — 1.5%
American Express Co.	49,300	$2,852,498

		$2,852,498

Diversified Financial Services — 1.5%
JPMorgan Chase & Co.	61,900	$2,846,162

		$2,846,162

Electrical Equipment — 0.9%
Emerson Electric Co.	33,200	$1,732,376

		$1,732,376

Energy Equipment & Services — 1.8%
Schlumberger, Ltd.	48,900	$3,419,577

		$3,419,577

Food & Staples Retailing — 4.0%
Costco Wholesale Corp.	30,800	$2,796,640
CVS Caremark Corp.	46,200	2,069,760
Wal-Mart Stores, Inc.	41,500	2,539,800

		$7,406,200

Food Products — 2.4%
Kraft Foods, Inc., Class A	34,500	$1,311,345
Mead Johnson Nutrition Co.	37,900	3,125,992

		$4,437,337

Health Care Equipment & Supplies — 2.9%
Covidien PLC	39,800	$2,176,264
Intuitive Surgical, Inc.(1)	2,920	1,581,910
Varian Medical Systems, Inc.(1)	25,100	1,730,896

		$5,489,070

Health Care Providers & Services — 1.9%
DaVita, Inc.(1)	22,500	$2,028,825
Humana, Inc.	16,900	1,562,912

		$3,591,737

Hotels, Restaurants & Leisure — 2.7%
Las Vegas Sands Corp.	29,700	$1,709,829
Starbucks Corp.	59,800	3,342,222

		$5,052,051

Security	Shares	Value
Household Durables — 1.3%
Tempur-Pedic International, Inc.(1)	28,800	$2,431,584

		$2,431,584

Household Products — 1.2%
Colgate-Palmolive Co.	22,600	$2,209,828

		$2,209,828

Industrial Conglomerates — 1.1%
3M Co.	23,200	$2,069,672

		$2,069,672

Internet & Catalog Retail — 1.1%
Amazon.com, Inc.(1)	9,700	$1,964,347

		$1,964,347

Internet Software & Services — 4.6%
eBay, Inc.(1)	75,000	$2,766,750
Google, Inc., Class A(1)	9,075	5,819,253

		$8,586,003

IT Services — 3.9%
International Business Machines Corp.	9,500	$1,982,175
VeriFone Systems, Inc.(1)	37,700	1,955,499
Visa, Inc., Class A	27,600	3,256,800

		$7,194,474

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	51,500	$2,292,265

		$2,292,265

Machinery — 1.9%
Deere & Co.	20,300	$1,642,270
PACCAR, Inc.	39,500	1,849,785

		$3,492,055

Media — 1.8%
Walt Disney Co. (The)	77,100	$3,375,438

		$3,375,438

Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	22,100	$1,731,314
Apache Corp.	15,100	1,516,644
EOG Resources, Inc.	14,900	1,655,390
Exxon Mobil Corp.	26,000	2,254,980
Occidental Petroleum Corp.	14,600	1,390,358
Range Resources Corp.	24,200	1,406,988

		$9,955,674

Security	Shares	Value
Pharmaceuticals — 3.6%
Allergan, Inc.	36,300	$3,464,109
Elan Corp. PLC ADR(1)	102,100	1,532,521
Shire PLC ADR	17,300	1,639,175

		$6,635,805

Road & Rail — 0.9%
Union Pacific Corp.	15,200	$1,633,696

		$1,633,696

Semiconductors & Semiconductor Equipment — 4.5%
Broadcom Corp., Class A(1)	76,550	$3,008,415
Cirrus Logic, Inc.(1)	71,200	1,694,560
Cypress Semiconductor Corp.(1)	137,600	2,150,688
Intel Corp.	57,700	1,621,947

		$8,475,610

Software — 6.6%
Intuit, Inc.	31,400	$1,888,082
Microsoft Corp.	156,232	5,038,482
Nuance Communications, Inc.(1)	95,500	2,442,890
Oracle Corp.	49,800	1,452,168
SAP AG ADR	21,200	1,480,184

		$12,301,806

Specialty Retail — 3.4%
Bed Bath & Beyond, Inc.(1)	29,200	$1,920,484
Home Depot, Inc. (The)	40,900	2,057,679
Urban Outfitters, Inc.(1)	82,300	2,395,753

		$6,373,916

Textiles, Apparel & Luxury Goods — 2.8%
Coach, Inc.	20,400	$1,576,512
NIKE, Inc., Class B	33,000	3,578,520

		$5,155,032

Total Common Stocks (identified cost $130,786,539)		$184,062,822

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$2,055	$2,054,613

Total Short-Term Investments (identified cost $2,054,613)		$2,054,613

Total Investments — 99.9% (identified cost $132,841,152)		$186,117,435

Other Assets, Less Liabilities — 0.1%		$102,728

Net Assets — 100.0%		$186,220,163

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $266.

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$132,936,633

Gross unrealized appreciation	$53,447,083
Gross unrealized depreciation	(266,281)

Net unrealized appreciation	$53,180,802

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$184,062,822	*	$—	$—	$184,062,822
Short-Term Investments	—		2,054,613	—	2,054,613

Total Investments	$184,062,822		$2,054,613	$—	$186,117,435

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012